Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2023